Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Long-term Debt
Long-term debt (debt with
original
maturities of more than
one
year) at December 31
consisted
of the following:

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2019	2018

U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	2.950%	2022	$1,300	$1,300
	Fixed	3.600%	2024	1,000	1,000
	Fixed	7.500%	2026	199	199
	Fixed	3.100%	2026	1,000	1,000
	Fixed	3.000%	2029	1,000	–
Medium-term notes	Fixed	.850% - 4.125%	2021 - 2028	13,820	12,345
	Floating	2.576%	2022	250	500
Other (b)				33	(53)

Subtotal				18,602	16,291

Subsidiaries
Federal Home Loan Bank advances	Fixed	1.250% - 8.250%	2020 - 2026	1,106	307
	Floating	2.165% - 2.461%	2022 - 2026	3,272	4,272
Bank notes	Fixed	1.950% - 3.450%	2020 - 2025	9,550	11,600
	Floating	.600% - 2.350%	2020 - 2059	6,789	7,864
Other (c)				848	1,006

Subtotal				21,565	25,049

Total				$40,167	$41,340
(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.87 percent, 2.42 percent and 2.54 percent, respectively.

(b)	Includes debt issuance fees and unrealized gains and losses and deferred amounts relating to derivative instruments.

(c)
Includes consolidated community development and
tax-advantaged
investment VIEs,
finance
lease obligations, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of Long-term Debt Outstanding
Maturities of long-term debt outstanding at December 31, 2019, were:

(Dollars in Millions)	Parent Company	Consolidated
2020	$–	$3,772
2021	2,696	9,430
2022	3,790	6,298
2023	–	2,799
2024	5,657	5,663
Thereafter	6,459	12,205

Total	$18,602	$40,167